Market Vectors MSCI International Quality Dividend ETF
Market Vectors MSCI International Quality Dividend ETF
INVESTMENT OBJECTIVE

Market Vectors MSCI International Quality Dividend ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MSCI ACWI ex USA High Dividend Yield Index (the “MSCI International Quality Dividend Index”).

FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Market Vectors MSCI International Quality Dividend ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Market Vectors MSCI International Quality Dividend ETF
Management Fee		0.45%
Other Expenses		1.96%
Total Annual Fund Operating Expenses	[1]	2.41%
Fee Waivers and Expense Reimbursement	[1]	(1.96%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.45%
[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.45% of the Fund's average daily net assets per year until at least February 1, 2016. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Market Vectors MSCI International Quality Dividend ETF
1	46
3	563
5	1,107
10	2,596

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period January 21, 2014 (the Fund’s commencement of operations) through September 30, 2014, the Fund’s portfolio turnover was 7% of the average value of its portfolio. The Fund’s portfolio turnover rate is not annualized.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The MSCI International Quality Dividend Index is a rules-based, modified capitalization weighted (i.e., the components are weighted by market capitalization weight in the MSCI ACWI ex USA Index (the “Parent Index”) multiplied by their composite quality scores) float adjusted index, which includes large- and medium-capitalization stocks across foreign countries. The MSCI International Quality Dividend Index aims to capture the performance of quality growth stocks by identifying stocks with high quality scores based on three main fundamental variables: high return on equity, stable year-over-year earnings growth and low financial leverage. In addition, in order to be eligible for the MSCI International Quality Dividend Index, a stock must have (i) a dividend yield (i.e., the trailing 12-month dividend per share divided by the price of the security) which is at least 30% higher than the average dividend yield of the Parent Index, (ii) a positive five-year dividend-per-share growth rate and (iii) dividend payments that are deemed by MSCI Inc. (“MSCI” or the “Index Provider”) to be sustainable.

As of December 31, 2014, the MSCI International Quality Dividend Index consisted of companies in 41 countries as follows: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Hungary, India, Indonesia, Israel, Italy, Japan, Korea, Malaysia, Mexico, Netherlands, New Zealand, Norway, Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom. As of December 31, 2014, the MSCI International Quality Dividend Index included 302 securities of companies with a market capitalization range of between approximately $481.0 million and $176.2 billion and a weighted average market capitalization of $54.2 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the MSCI International Quality Dividend Index by investing in a portfolio of securities that generally replicates the MSCI International Quality Dividend Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the MSCI International Quality Dividend Index concentrates in an industry or group of industries. The degree to which certain sectors or industries are represented in the MSCI International Quality Dividend Index will change over time.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

Risk of Investing in Emerging Market Issuers. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the United States. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, liquidity issues and limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Special Risk Considerations of Investing in European Issuers. The Fund invests in securities issued by European issuers and the Fund will be subject to the risk of investing in such issuers. Investment in securities of issuers in Europe involves risks and special considerations not typically associated with investment in the U.S. securities markets. The Economic and Monetary Union of the European Union (the “EU”) requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and on major trading partners outside Europe. The European financial markets have recently experienced volatility and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including EU member countries that do not use the euro and non-EU member countries.

Use of Quality Factors Risk. “Quality” is a measure of certain historical variables used by MSCI Inc. (“MSCI” or the “Index Provider”) and is not intended to imply a judgment about the future performance of any MSCI International Quality Dividend Index constituent or the MSCI International Quality Dividend Index as a whole. Although companies included in the MSCI International Quality Dividend Index are deemed by the Index Provider to be quality companies, there is no guarantee that the past performance of these companies will continue. They may experience lower than expected or negative returns.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such securities to underperform securities that do not pay high dividends. Also, changes in the dividend policies of the issuers in the MSCI International Quality Dividend Index and the capital resources available for such issuers’ dividend payments may adversely affect the Fund.

Risk of Investing in Depositary Receipts. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the MSCI International Quality Dividend Index, may negatively affect the Fund’s ability to replicate the performance of the MSCI International Quality Dividend Index.

Risk of Investing in Medium-Capitalization Companies. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

Foreign Currency Risk. Because the Fund’s assets may be invested in securities denominated in foreign currencies, the income received by the Fund from these investments will generally be in foreign currencies. The Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. The value of certain foreign countries’ currencies may be subject to high degrees of fluctuation. This fluctuation may be due to changes in interest rates, investors’ expectations concerning inflation and interest rates, the emerging market country’s debt levels and trade deficit, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain countries, especially emerging market countries, in which the Fund may invest can be significantly affected by currency devaluations.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Index Tracking Risk. The Fund’s return may not match the return of the MSCI International Quality Dividend Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the MSCI International Quality Dividend Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the MSCI International Quality Dividend Index. The Fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the MSCI International Quality Dividend Index. In addition, the Fund may not be able to invest in certain securities included in the MSCI International Quality Dividend Index, or invest in them in the exact proportions they represent of the MSCI International Quality Dividend Index, due to legal restrictions or limitations imposed by the governments of certain countries, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the MSCI International Quality Dividend Index is based on securities’ closing prices on local foreign markets (i.e., the value of the MSCI International Quality Dividend Index is not based on fair value prices), the Fund’s ability to track the MSCI International Quality Dividend Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk. For tax efficiency purposes, the Fund may sell certain securities to realize losses causing it to deviate from the MSCI International Quality Dividend Index.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the MSCI International Quality Dividend Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the MSCI International Quality Dividend Index concentrates in a particular sector or sectors or industry or group of industries. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector or industry will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE

The Fund commenced operations on January 21, 2014 and therefore does not have a performance history for a full calendar year. The Fund’s financial performance for the Fund’s first fiscal period is included in the “Financial Highlights” section of the Prospectus. Visit www.marketvectorsetfs.com for current performance figures.